SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of Details of Company's Significant Subsidiaries
			Proportion of ownership interest held
Name of subsidiaries	Principal activity	Country of incorporation	March 31, 2022	March 31, 2021	Mineral properties
Silvercorp Metals China Inc.	Holding company	Canada	100%	100%
Silvercorp Metals (China) Inc.	Holding company	China	100%	100%
0875786 B.C. LTD.	Holding company	Canada	100%	100%
Fortune Mining Limited	Holding company	BVI (i)	100%	100%
Fortune Copper Limited	Holding company	BVI	100%	100%
Fortune Gold Mining Limited	Holding company	BVI	100%	100%
Victor Resources Ltd.	Holding company	BVI	100%	100%
Yangtze Mining Ltd.	Holding company	BVI	100%	100%
Victor Mining Ltd.	Holding company	BVI	100%	100%
Yangtze Mining (H.K.) Ltd.	Holding company	Hong Kong	100%	100%
Fortune Gold Mining (H.K.) Limited	Holding company	Hong Kong	100%	100%
Wonder Success Limited	Holding company	Hong Kong	100%	100%
New Infini Silver Inc. (“New Infini”)	Holding company	Canada	46.1%	43.8%
Infini Metals Inc.	Holding company	BVI	46.1%	43.8%
Infini Resources (Asia) Co. Ltd.	Holding company	Hong Kong	46.1%	43.8%
Golden Land (Asia) Ltd.	Holding company	Hong Kong	46.1%	43.8%
Henan Huawei Mining Co. Ltd. (“Henan Huawei”)	Mining	China	80%	80%	Ying Mining District
Henan Found Mining Co. Ltd. (“Henan Found”)	Mining	China	77.5%	77.5%
Xinshao Yunxiang Mining Co., Ltd. (“Yunxiang”)	Mining	China	70%	70%	BYP
Guangdong Found Mining Co. Ltd. (“Guangdong Found”)	Mining	China	99%	99%	GC
Infini Resources S.A. de C.V.	Mining	Mexico	46.1%	43.8%	La Yesca
Shanxi Xinbaoyuan Mining Co., Ltd. (“Xinbaoyuan”)	Mining	China	77.5%	0.0%	Kuanping

Schedule of Details of Company's Associate
			Proportion of ownership interest held
Name of associate	Principal activity	Country of incorporation	March 31, 2022	March 31, 2021
New Pacific Metals Corp. (“NUAG”)	Mining	Canada	28.2%	28.6%
Whitehorse Gold Corp. (“WHG”)	Mining	Canada	29.3%	27.0%

Schedule of Estimated Useful Lives
Buildings	20 years
Office equipment	5 years
Machinery	5-10 years
Motor vehicles	5 years
Land use rights	50 years
Leasehold improvements	5 years